Financial Instruments - Fair value - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosure [Abstract]:
Interest rate swaps-liability position, at fair value	$ 180,811	$ 170,691
Forward contracts-liability position, at fair value	0	984
Forward contracts-asset position	$ 165	$ 0